03021243

SEC 1972 (6-02) **Potential persons who are to respond to t... n contained in this form are not required to respond unless th... tly valid OMB control number.**

| ATTENTION |
|---|
| **Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption state exemption unless such exemption is predicated on the filing of a federal notice.** |

**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

SEC MAIL PROCESSING SECTION RECEIVED JUN 05 2003 WASH. D.C. 181

# FORM D

**NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION**

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| SEC USE ONLY | | |
|---|---|---|
| Prefix | | Serial |
| DATE RECEIVED | | |

1091082

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)

Chata Biosystems, Inc. 2003 Debenture Offering

PROCESSED JUN 06 2003 THOMSON FINANCIAL

Filing Under (Check box(es) that apply): [ ] Rule 504 [X] Rule 505 [X] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [X] New Filing [ ] Amendment

## A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indiciate change.)

Chata Biosystems, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)

323 S. College Avenue, Suite 5, Fort Collins CO 80524 (970)221-4919

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)
(if different from Executive Offices)

2649 E. Mulberry Street, Suite 8, Fort Collins CO 80524

Brief Description of Business
Chata Biosystems, Inc. designs and manufactures pre-packaged chemicals and solutions for use in analytical and testing laboratories.

- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Mealy, Terrence

Business or Residence Address (Number and Street, City, State, Zip Code)

301 East 2nd Street, Muscatine, IA 52761

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Coder, Douglas B.

Business or Residence Address (Number and Street, City, State, Zip Code)

8711 Pinnacle Peak Road #127, Scottsdale, AZ 85255

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Goughenour, James

Business or Residence Address (Number and Street, City, State, Zip Code)

2703 Southwick Drive, Greensboro, NC 27455

Check Box(es) that Apply: [X] Promoter [X] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Neas, Edwin D.

Business or Residence Address (Number and Street, City, State, Zip Code)

323 S. College Avenue, Suite 5, Fort Collins, CO 80524

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Templar, Dennis L.

Business or Residence Address (Number and Street, City, State, Zip Code)

7421 Vardon Way, Fort Collins, CO 80528

Check Box(es) that [ ] Promoter [ ] Beneficial [ ] Executive [X] Director [ ] General and/or

- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Litwack, Michael

Business or Residence Address (Number and Street, City, State, Zip Code)

208 N. Central Avenue, St. Louis, MO 63105

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that [ ] Promoter [ ] Beneficial [ ] Executive [X] Director [ ] General and/or

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .................. [ ] All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [AL] | [AK] | [AZ] | [AR] | [CA] | [CO] | [CT] | [DE] | [DC] | [FL] | [GA] | [HI] | [ID] |
| [IL] | [IN] | [IA] | [KS] | [KY] | [LA] | [ME] | [MD] | [MA] | [MI] | [MN] | [MS] | [MO] |
| [MT] | [NE] | [NV] | [NH] | [NJ] | [NM] | [NY] | [NC] | [ND] | [OH] | [OK] | [OR] | [PA] |
| [RI] | [SC] | [SD] | [TN] | [TX] | [UT] | [VT] | [VA] | [WA] | [WV] | [WI] | [WY] | [PR] |

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .................. [ ] All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [AL] | [AK] | [AZ] | [AR] | [CA] | [CO] | [CT] | [DE] | [DC] | [FL] | [GA] | [HI] | [ID] |
| [IL] | [IN] | [IA] | [KS] | [KY] | [LA] | [ME] | [MD] | [MA] | [MI] | [MN] | [MS] | [MO] |
| [MT] | [NE] | [NV] | [NH] | [NJ] | [NM] | [NY] | [NC] | [ND] | [OH] | [OK] | [OR] | [PA] |
| [RI] | [SC] | [SD] | [TN] | [TX] | [UT] | [VT] | [VA] | [WA] | [WV] | [WI] | [WY] | [PR] |

**(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)**

## C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box " and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

| Type of Security | Aggregate Offering Price | Amount Already Sold |
|---|---|---|
| Debt | $ 0 | $ 0 |
| Equity | $ 0 | $ 0 |
| [ ] Common [ ] Preferred | | |
| Convertible Securities (including warrants) | $ 1,150,000 | $ 924,398.25 |
| Partnership Interests | $ 0 | $ 0 |
| Other (Specify ____). | $ 0 | $ 0 |
| Total | $ 1,150,000 | $ 924,398.25 |

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

| | Number Investors | Aggregate Dollar Amount of Purchases |
|---|---|---|
| Accredited Investors | 9 | $924,398.25 |
| Non-accredited Investors | 0 | $0 |
| Total (for filings under Rule 504 only) | 9 | $ 924,398.25 |

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

| Type of offering | Type of Security | Dollar Amount Sold |
|---|---|---|
| Rule 505 | none | $0 |
| Regulation A | none | $0 |
| Rule 504 | none | $0 |
| Total | none | $0 |

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

| | | |
|---|---|---|
| Transfer Agent's Fees | [ ] | $0 |
| Printing and Engraving Costs | [ ] | $0 |
| Legal Fees | [ ] | $15,000 |
| Accounting Fees | [ ] | $0 |
| Engineering Fees | [ ] | $0 |
| Sales Commissions (specify finders' fees separately) | [ ] | $0 |
| Other Expenses (identify) consulting fees | [ ] | $135,000 |
| Total | [ ] | $150,000 |

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." ........... $1,000,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

| | Payments to Officers, Directors, & Affiliates | Payments To Others |
|---|---|---|
| Salaries and fees | [ ] $ | [X] $275,000 |
| Purchase of real estate | [ ] $ | [ ] $0 |
| Purchase, rental or leasing and installation of machinery and equipment | [ ] $ | [X] $650,000 |
| Construction or leasing of plant buildings and facilities | [ ] $ | [ ] $0 |
| Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger) | [ ] $ | [ ] $0 |
| Repayment of indebtedness | [ ] $ | [ ] $0 |
| Working capital | [ ] $ | [ ] $0 |
| Other (specify): | [ ] $ | [ ] $75,000 |
| | [ ] $ | [ ] $0 |
| Column Totals | [ ] $ | [ ] $1,000,000 |
| Total Payments Listed (column totals added) | [X] $1,000,000 | |

## D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

| Issuer (Print or Type) | Signature | Date |
|---|---|---|
| Chata Biosystems, Inc. | [signature] | 5/30/03 |
| Name of Signer (Print or Type) | Title of Signer (Print or Type) | |
| Dennis L. Templar | Interim CEO | |

| ATTENTION |
|---|
| **Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)** |

## E. STATE SIGNATURE